Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2010
Earnings per Share Tables [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [TableTextBlock]
(In millions except per share amounts)	2010	2009	2008

Income from Continuing Operations	$997.0	$823.2	$954.0
Income from Discontinued Operations	36.1	28.1	21.4
(Loss) Gain on Disposal of Discontinued Operations, Net	2.5	(1.0)	5.5

Net Income	1,035.6	850.3	980.9

Income Allocable to Participating Securities	(0.2)	(0.6)	(1.5)

Net Income for Earnings per Share	$1,035.4	$849.7	$979.4

Basic Weighted Average Shares	403.3	412.4	418.2
Effect of:
Convertible debentures	2.9	8.5	13.3
Stock options and restricted stock/units	3.2	1.9	3.2

Diluted Weighted Average Shares	409.4	422.8	434.7

Basic Earnings per Share:
Continuing operations	$2.47	$2.00	$2.28
Discontinued operations	.10	.07	.06

	$2.57	$2.06	$2.34

Diluted Earnings per Share:
Continuing operations	$2.44	$1.95	$2.19
Discontinued operations	.09	.06	.06

	$2.53	$2.01	$2.25

Schedule of Convertible Debt Potential Share Increase [TableTextBlock]

       The table below discloses the effect of changes in the company's stock price on the amount of shares to be included in the earnings per share calculation. The securities are convertible only if the common stock price equals or exceeds the trigger price. The table assumes normal conversion for the 3.25% Senior Convertible Subordinated Notes due 2024 in which the principal amount is paid in cash, and the excess up to the conversion value is paid in shares of the company's stock as follows:

3.25% Senior Convertible Notes

Principal Outstanding (in millions)	$329.3
Conversion Price per Share	40.20
Trigger Price	48.24

Future Common Stock Price	Total Potential Shares (in millions)

$40.20	—
$41.20	0.2
$45.00	0.9
$50.00	1.6
$55.00	2.2
$60.00	2.7
$65.00	3.1
$70.00	3.5